Interim Condensed Consolidated Statements of Loss and Comprehensive Loss (Unaudited)	3 Months Ended		12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2022 CAD ($) $ / shares shares
Revenue
Revenues	$ 51,878	$ 52,000	$ 477,812	$ 197,556	$ 633,850
Cost of sales					79,625
Gross profit			477,812	197,556	554,225
Operating expenses
Marketing and product management	952,641	1,198,487	4,012,238	4,097,931	3,280,864
Selling	395,418	752,504	2,795,060	3,126,324	3,976,733
General and administrative	4,778,438	4,420,237	17,927,408	18,990,598	15,548,293
Stock based compensation	1,678,690	(5,985,250)	1,715,512	2,436,974	4,272,673
Research and development costs	5,465,396	2,677,689	7,448,080	11,253,670	21,191,064
Listing expense		59,139,572	59,139,572
Restructuring costs			46,387	1,734,244
Transaction costs		1,761,747	2,407,977	3,506,630
Impairment loss related to goodwill and intangible assets			69,315,247		38,207,503
Total, operating expenses	13,270,583	63,964,986	164,807,481	45,146,371	86,477,130
Loss from operations	(13,218,705)	(63,912,986)	(164,329,669)	(44,948,815)	(85,922,905)
Other (income) costs
Loss on fixed assets disposal	46,940
Other (income) costs
Grant revenue			(90,065)	(377,080)	(435,448)
Finance costs (income), net	13,746,884	(2,422,558)	3,063,252	(729,958)	(10,067,497)
Loss before income taxes from continuing operations	(27,012,529)	(61,490,428)	(167,302,856)	(43,841,777)	(75,419,960)
Income taxes	135		15,882
Net loss and comprehensive loss from continuing operations	(27,012,664)	(61,490,428)	(167,318,738)	(43,841,777)	(75,419,960)
Discontinued operations
Net income and comprehensive income from discontinued operations	544,280	1,046,669	1,123,039	(7,582,632)	2,001,215
Net loss and comprehensive loss	(26,468,384)	(60,443,759)	(166,195,699)	(51,424,409)	(73,418,745)
Attributable to:
Non-controlling interests		(302,312)	(302,312)	(3,432,312)	(4,099,897)
Equity holders of the parent	$ (26,468,384)	$ (60,141,447)	$ (165,893,387)	$ (47,992,097)	$ (69,318,848)
Earnings per share
Net loss per common share, basic (in Dollars per share) | $ / shares	$ (0.84)	$ (16.76)	$ (7.28)	$ (286.33)	$ (513.8)
Net loss per common share, diluted (in Dollars per share) | $ / shares	$ (0.84)	$ (16.76)	$ (7.28)	$ (286.33)	$ (513.8)
Weighted average common shares outstanding, basic (in Shares) | shares	31,483,617	3,587,572	22,774,782	167,610	134,913
Weighted average common shares outstanding, diluted (in Shares) | shares	31,483,617	3,587,572	22,774,782	167,610	134,913
Earnings per shares for continuing operations
Net loss from continued operations per common share, basic (in Dollars per share) | $ / shares	$ (0.86)	$ (17.06)	$ (7.33)	$ (241.09)	$ (528.64)
Net loss from continued operations per common share, diluted (in Dollars per share) | $ / shares	$ (0.86)	$ (17.06)	$ (7.33)	$ (241.09)	$ (528.64)
Weighted average common shares outstanding, basic (in Shares) | shares	31,483,617	3,587,572	22,774,782	167,610	134,913
Weighted average common shares outstanding, diluted (in Shares) | shares	31,483,617	3,587,572	22,774,782	167,610	134,913
Products [Member]
Revenue
Revenues					$ 52,144
Services [Member]
Revenue
Revenues	$ 51,878	$ 52,000	477,812	186,655	504,600
Other [Member]
Revenue
Revenues				$ 10,901	$ 77,106